Acquisitions and Disposals of Subsidiaries, Operations, Joint Operations and Equity Accounted Investments - Summary of Divestments (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Gains (losses) on disposals of investments [abstract]
Deferred consideration			$ 1